Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 62,555	$ 22,291
Stockholders equity	(51,366)	$ (95,248)	$ 55,566
Working capital	$ (68,612)